Note 10 - Cash Held as Collateral	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of collateral [text block]

10.    Cash held as collateral

On December 31, 2024, the Company had advanced $18,249 ($15,269 on December 31, 2023) as collateral related to the obligation to pay interest on export prepayment contract loans for the development of an industrial plant (Note 15). The amounts are determined based on the interest paid on the loan over the last twelve months established in the loan agreement. The settlement of the collateral will occur at the maturity of the agreement together with its final settlement.